Pension and Other Postretirement Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Obligations and Funded Status

Obligations and Funded Status

		Pension benefits		Other postretirement benefits
December 31,	Note	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year		$2,507	$2,451	$98	$99
Service cost		63	69	—	1
Interest cost		95	122	4	5
Amendments		16	11	—	(11)
Actuarial losses (gains)		27	269	(7)	12
Divestitures	F	—	(52)	—	(1)
Settlements		(65)	(117)	—	—
Curtailments		(13)	—	(5)	—
Benefits paid, net of participants’ contributions		(65)	(65)	(5)	(5)
Foreign currency translation impact		(319)	(181)	(3)	(2)

Benefit obligation at end of year		$2,246	$2,507	$82	$98

Change in plan assets
Fair value of plan assets at beginning of year		$2,090	$2,086	$—	$—
Actual return on plan assets		111	215	—	—
Employer contributions		76	160	—	—
Participants’ contributions		19	24	—	—
Benefits paid		(76)	(78)	—	—
Administrative expenses		(6)	(8)	—	—
Divestitures	F	—	(47)	—	—
Settlements		(65)	(117)	—	—
Foreign currency translation impact		(258)	(145)	—	—

Fair value of plan assets at end of year		$1,891	$2,090	$—	$—

Funded status		$(355)	$(417)	$(82)	$(98)
Less: Amounts attributed to joint venture partners		(30)	(34)	—	—

Net funded status		$(325)	$(383)	$(82)	$(98)

Amounts recognized in the Combined Balance Sheet consist of:
Noncurrent assets		$35	$35	$—	$—
Current liabilities		(1)	(1)	(4)	(5)
Noncurrent liabilities		(359)	(417)	(78)	(93)

Net amount recognized		$(325)	$(383)	$(82)	$(98)

Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Net actuarial loss		$625	$731	$1	$6
Prior service cost (benefit)		35	58	—	(10)

Total, before tax effect		660	789	1	(4)
Less: Amounts attributed to joint venture partners		39	44	—	—

Net amount recognized, before tax effect		$621	$745	$1	$(4)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss consist of:
Net actuarial (benefit) loss		$(64)	$118	$(12)	$13
Amortization of accumulated net actuarial (loss) benefit		(42)	(34)	7	2
Prior service (benefit) cost		(17)	5	1	(12)
Amortization of prior service (cost) benefit		(6)	(8)	9	2

Total, before tax effect		(129)	81	5	5
Less: Amounts attributed to joint venture partners		(5)	7	—	—

Net amount recognized, before tax effect		$(124)	$74	$5	$5

Schedule of Pension Plan Benefit Obligations

Pension Plan Benefit Obligations

	2015	2014
The projected benefit obligation and accumulated benefit obligation for all defined benefit pension plans was as follows:
Projected benefit obligation	$2,246	$2,507
Accumulated benefit obligation	2,049	2,267

The aggregate projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets was as follows:
Projected benefit obligation	2,175	2,434
Fair value of plan assets	1,789	1,983

The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets was as follows:
Accumulated benefit obligation	1,467	1,602
Fair value of plan assets	1,252	1,357

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows:

	Third quarter ended September 30,		Nine months ended September 30,
Pension benefits	2016	2015	2016	2015
Service cost	$18	$12	$42	$40
Interest cost	44	22	81	68
Expected return on plan assets	(80)	(30)	(140)	(93)
Recognized net actuarial loss	36	11	55	33
Amortization of prior service cost	2	1	5	5
Settlements*	13	11	13	12
Curtailments*	—	9	—	9
Special termination benefits*	—	—	1	11

Net periodic benefit cost	$33	$36	$57	$85

*	These amounts were recorded in Restructuring and other charges on the accompanying Statement of Combined Operations (see Note D).

	Third quarter ended September 30,		Nine months ended September 30,
Other postretirement benefits	2016	2015	2016	2015
Service cost	$1	$—	$1	$—
Interest cost	6	1	8	3
Recognized net actuarial loss	3	—	3	(2)
Amortization of prior service benefit	(2)	(2)	(2)	(6)
Curtailments*	—	(5)	—	(6)
Special termination benefits*	—	—	—	1

Net periodic benefit cost	$8	$(6)	$10	$(10)

*	These amounts were recorded in Restructuring and other charges on the accompanying Statement of Combined Operations (see Note D).

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	2015	2014	2013	2015	2014	2013
Service cost	$51	$55	$72	$—	$1	$1
Interest cost	89	114	111	4	5	4
Expected return on plan assets	(121)	(134)	(131)	—	—	—
Recognized net actuarial loss (benefit)	42	34	61	(3)	(2)	(1)
Amortization of prior service cost (benefit)	6	8	9	(9)	(2)	—
Settlements(1)	14	24	—	—	—	—
Curtailments(2)	9	—	6	(4)	—	—
Special termination benefits(3)	16	—	77	—	—	—

Net periodic benefit cost(4)	$106	$101	$205	$(12)	$2	$4

(1)	In 2015 and 2014, settlements were due to workforce reductions (see Note D) and the payment of lump sum benefits.
(2)	In 2015 and 2013, curtailments were due to elimination of benefits or workforce reductions (see Note D).
(3)	In 2015 and 2013, special termination benefits were due to workforce reductions (see Note D).
(4)	Amounts attributed to joint venture partners are not included.

Schedule of Amounts Expected to be Recognized in Net Periodic Benefit Cost

Amounts Expected to be Recognized in Net Periodic Benefit Cost

	Pension benefits	Other postretirement benefits
	2016	2016
Net actuarial loss recognition	$37	$—
Prior service cost (benefit) recognition	5	—

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates for other postretirement benefit plans were as follows:

	2015	2014	2013
Health care cost trend rate assumed for next year	5.5%	5.5%	5.5%
Rate to which the cost trend rate gradually declines	4.5%	4.5%	4.5%
Year that the rate reaches the rate at which it is assumed to remain	2019	2018	2017

Schedule of One-Percentage Point Change in Assumed Rates of Health Care Cost Trend Rates

Assumed health care cost trend rates have an effect on the amounts reported for the health care plan. A one-percentage point change in these assumed rates would have the following effects:

	1% increase	1% decrease
Effect on other postretirement benefit obligations	$12	$(10)
Effect on total of service and interest cost components	1	(1)

Schedule of Pension and Postretirement Plans Investment Policy and Weighted Average Asset Allocations

Alcoa Corporation’s pension plans’ investment policy and weighted average asset allocations at December 31, 2015 and 2014, by asset class, were as follows:

		Plan assets at December 31,
Asset class	Policy range	2015	2014
Equities	20–50%	39%	42%
Fixed income	25–55%	37%	39%
Other investments	15–40%	24%	19%

Total		100%	100%

Schedule of Fair Value of Pension Plan Assets

The following table presents the fair value of pension plan assets classified under the appropriate level of the fair value hierarchy:

December 31, 2015	Level 1	Level 2	Level 3	Total
Equities:
Equity securities	$160	$475	$5	$640
Long/short equity hedge funds	—	—	26	26
Private equity	—	—	64	64

	$160	$475	$95	$730

Fixed income:
Intermediate and long duration government/credit	$152	$383	$—	$535
Other	—	163	—	163

	$152	$546	$—	$698

Other investments:
Real estate	$4	$16	$169	$189
Discretionary and systematic macro hedge funds	—	—	46	46
Other	4	—	224	228

	$8	$16	$439	$463

Total	$320	$1,037	$534	$1,891

December 31, 2014	Level 1	Level 2	Level 3	Total
Equities
Equity securities	$230	$541	$5	$776
Long/short equity hedge funds	—	—	27	27
Private equity	—	—	73	73

	$230	$541	$105	$876

Fixed income:
Intermediate and long duration government/credit	$166	$445	$—	$611
Other	—	200	—	200

	$166	$645	$—	$811

Other investments:
Real estate	$4	$18	$157	$179
Discretionary and systematic macro hedge funds	—	—	39	39
Other	4	—	181	185

	$8	$18	$377	$403

Total	$404	$1,204	$482	$2,090

Schedule of Reconciliation of Activity for Investments

The following table presents a reconciliation of activity for such investments:

	2015	2014
Balance at beginning of year	$482	$379
Realized gains	7	14
Unrealized gains	99	9
Purchases	75	143
Sales	(19)	(39)
Issuances	—	—
Settlements	—	—
Foreign currency translation impact	(110)	(24)
Transfers in and/or out of Level 3*	—	—

Balance at end of year	$534	$482

*	In 2015 and 2014, there were no transfers of financial instruments into or out of Level 3.

Schedule of Benefit Payments Expected to be Paid and Expected Medicare Part D Subsidy Receipts

Benefit payments expected to be paid to pension and other postretirement benefit plans’ participants are as follows:

Year ended December 31,	Pension benefits	Other post- retirement benefits
2016	$116	$5
2017	117	4
2018	122	4
2019	125	5
2020	131	5
2021 through 2025	712	24

Total	1,323	47

Benefit Obligation [Member]
Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost	Weighted average assumptions used to determine benefit obligations for Direct Plans were as follows:

December 31,	2015	2014
Discount rate	4.03%	4.09%
Rate of compensation increase	3.65	3.74

Net Periodic Benefit Cost [Member]
Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for Direct Plans were as follows:

	2015	2014	2013
Discount rate*	4.09%	5.14%	4.63%
Expected long-term rate of return on plan assets	6.91%	6.91%	6.98%
Rate of compensation increase	3.74%	3.79%	3.81%

*	In all periods presented, the respective discount rates were used to determine net periodic benefit cost for most Direct Plans for the full annual period. However, the discount rates for a limited number of plans were updated during 2015, 2014, and 2013 to reflect the remeasurement of these plans due to settlements, and/or curtailments. The updated discount rates used were not significantly different from the discount rates presented.